Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Effective Tax Rate to Statutory Federal Rate

A reconciliation of the statutory U.S. federal income tax rate to the Company’s effective tax rate consist of the following:

	For the Years Ended December 31,
	2020	2019
Statutory federal income tax benefit	(21.00)%	(21.00)%
Permanent items	(0.04)%	0.01%
Foreign rate differential	0.01%	(0.02)%
State taxes, net of federal tax benefit	(1.74)%	0.60%
Change in valuation allowance	23.01%	22.23%
R&D credit	(0.24)%	(1.90)%
Other	—%	0.07%

Effective tax rate	—%	—%

Schedule of Components of Income Tax Provision (Benefit)

The components of income tax provision (benefit) are as follows:

	As of December 31,
	2020	2019
Federal:
Current	$—	$—
Deferred	(11,015,759)	(1,496,712)
State and Local:
Current	—	—
Deferred	(900,789)	39,574
Foreign:
Current	—	—
Deferred	2,867	(8,412)
Change in valuation allowance	11,913,681	1,465,550

Total	$—	$—

Schedule of Deferred Tax Assets and Liabilities

The temporary differences that give rise to deferred tax assets and liabilities are as follows:

	As of December 31,
	2020	2019
Deferred tax assets (liabilities):
Net operating loss carryforwards	$8,243,959	$6,943,988
Convertible notes payable discount and embedded derivative	—	101,521
Common stock warrants	1,405,796	179,271
Israel net operating loss carryforwards	128,469	131,336
Founder share options	469,062	472,195
Stock-based compensation	681,446	497,315
Settlement liability	9,005,860	—
Bonus accrual	120,995	—
Other	58,721	—
R&D credit	375,000	250,000

	20,489,308	8,575,626
Valuation allowance	(20,489,308)	(8,575,626)

Deferred tax assets, net of allowance	$—	$—